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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                            Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Small Cap Value
          SCHEDULE OF INVESTMENTS  8/31/2007 (unaudited)

Shares                                                            Value

          COMMON STOCKS - 93.5 %
          Energy - 4.9 %
          Coal & Consumable Fuels - 0.6 %
178,100   Arch Coal, Inc.                                      $ 5,252,169
          Oil & Gas Equipment And Services - 1.5 %
134,325   Gulfmark offshore, Inc. *                            $ 6,158,801
555,800   Key Energy Services, Inc. *                            8,225,840
                                                               $14,384,641
          Oil & Gas Exploration & Production - 2.8 %
218,375   Forest Oil Corp. * (b)                               $ 8,440,194
204,900   Penn Virginia Corp.                                    8,177,559
240,550   Southwestern Energy Co. *                              8,946,055
                                                               $25,563,808
          Total Energy                                         $45,200,618
          Materials - 4.7 %
          Construction Materials - 0.8 %
102,900   Texas Industries, Inc. (b)                           $ 7,585,788
          Diversified Chemical - 1.2 %
412,300   Hercules, Inc. *                                     $ 8,584,086
80,800    Rockwood Holdings, Inc. *                              2,589,640
                                                               $11,173,726
          Metal & Glass Containers - 0.8 %
205,000   AptarGroup, Inc.                                     $ 7,447,650
          Specialty Chemicals - 0.8 %
248,200   H.B. Fuller Co.                                      $ 6,679,062
          Steel - 1.1 %
164,100   Commercial Metals Co.                                $ 4,740,849
127,100   Steel Dynamics, Inc. *                                 5,513,598
                                                               $10,254,447
          Total Materials                                      $43,140,673
          Capital Goods - 11.9 %
          Aerospace & Defense - 1.4 %
182,200   Curtiss-Wright Corp.                                 $ 8,308,320
117,500   EDO Corp.                                              5,057,200
                                                               $13,365,520
          Construction & Engineering - 1.8 %
257,500   EMCOR Group, Inc. *                                  $ 8,072,625
148,400   Perini Corp. *                                         8,399,440
                                                               $16,472,065
          Construction & Farm Machinery & Heavy Trucks - 2.7 %
129,800   Astec Industries, Inc. *                             $ 6,565,284
133,400   Cascade Corp.                                          9,819,574
143,300   The Toro Co. *                                         8,476,195
                                                               $24,861,053
          Electrical Component & Equipment - 2.6 %
154,700   Acuity Brands, Inc. (b)                              $ 8,127,938
177,000   Belden CDT, Inc.                                       8,603,970
99,700    Genlyte Group, Inc. *                                  7,235,229
                                                               $23,967,137
          Industrial Conglomerates - 0.6 %
603,000   Cardiome Pharma Corp. * (b)                          $ 5,348,610
          Industrial Machinery - 2.8 %
225,700   Enpro Industries, Inc.*                              $ 9,432,003
196,400   Gardner Denver, Inc. *                                 7,838,324
155,000   Kaydon Corp.                                           8,184,000
                                                               $25,454,327
          Total Capital Goods                                  $109,468,712
          Commercial Services & Supplies - 4.5 %
          Commercial Printing - 0.7 %
91,700    Consolidated Graphics, Inc. *                        $ 6,077,876
          Diversified Commercial Services - 0.7 %
282,400   Mobile Mini, Inc. *                                  $ 6,836,904
          Environmental & Facilities Services - 0.6 %
113,500   Clean Harbors, Inc. *                                $ 5,356,065
          Human Resource & Employment Services - 0.6 %
261,300   Korn/Ferry International *                           $ 5,803,473
          Office Services & Supplies - 1.9 %
284,800   American Reprographics Co. *                         $ 6,957,664
247,200   Knoll, Inc.                                            4,699,272
190,600   Miller (Herman), Inc.                                  5,531,212
                                                               $17,188,148
          Total Commercial Services & Supplies                 $41,262,466
          Transportation - 1.3 %
          Air Freight & Couriers - 0.7 %
176,300   Hub Group, Inc. *                                    $ 5,883,131
          Marine - 0.6 %
88,600    Genco Shipping & Trading, Ltd. (b)                   $ 4,970,460
23,487    TBS International, Ltd. *                                857,510
                                                               $ 5,827,970
          Total Transportation                                 $11,711,101
          Consumer Durables & Apparel - 6.6 %
          Apparel, Accessories & Luxury Goods - 3.0 %
291,700   Carter's, Inc. * (b)                                 $ 5,758,158
129,000   Columbia Sportswear Co. (b)                            7,729,680
210,400   Movado Group, Inc.                                     6,206,800
132,100   Phillips-Van Heusen                                    7,692,183
                                                               $27,386,821
          Footwear - 0.7 %
231,700   Wolverine World Wide, Inc.                           $ 6,091,393
          Household Appliances - 1.1 %
199,900   Snap-On, Inc.                                        $ 9,791,102
          Housewares & Specialties - 1.5 %
202,225   Jarden Corp. * (b)                                   $ 6,630,958
240,100   Tupperware Brands Corp.                                7,392,679
                                                               $14,023,637
          Leisure Products - 0.3 %
133,300   JAKKS Pacific, Inc. *                                $ 2,995,251
          Total Consumer Durables & Apparel                    $60,288,204
          Consumer Services - 1.8 %
          Casinos & Gaming - 0.9 %
302,700   Pinnacle Entertainment, Inc. *                       $ 8,421,114
          Specialized Consumer Services - 0.9 %
253,500   Regis Corp.                                          $ 8,368,035
          Total Consumer Services                              $16,789,149
          Media - 2.2 %
          Publishing - 2.2 %
386,400   Interactive Data Corp.                               $10,564,176
169,100   Meredith Corp.                                         9,452,690
                                                               $20,016,866
          Total Media                                          $20,016,866
          Retailing - 4.9 %
          Apparel Retail - 3.6 %
132,900   Abercrombie & Fitch Co.                              $10,459,230
436,700   Bebe Stores, Inc. (b)                                  6,091,965
292,700   Charlotte Russe, Inc. *                                5,113,469
211,100   Ross Stores, Inc.                                      5,874,913
342,012   Stage Stores, Inc.                                     5,927,068
                                                               $33,466,645
          Computer & Electronics Retail - 0.6 %
230,300   Radioshack Corp. * (b)                               $ 5,474,231
          General Merchandise Stores - 0.7 %
211,300   Big Lots, Inc. *                                     $ 6,290,401
          Total Retailing                                      $45,231,277
          Food & Drug Retailing - 0.7 %
          Food Retail - 0.7 %
322,900   Alimentation Couche-Tard, Inc.                       $ 6,641,640
          Total Food & Drug Retailing                          $ 6,641,640
          Household & Personal Products - 2.6 %
          Personal Products - 2.6 %
374,100   Alberto-Culver Co. (Class B)                         $ 8,667,897
115,000   Chattem, Inc. * (b)                                    7,096,650
513,625   Nu Skin Enterprises, Inc.                              7,992,005
                                                               $23,756,552
          Total Household & Personal Products                  $23,756,552
          Health Care Equipment & Services - 7.6 %
          Health Care Equipment - 3.1 %
200,000   Edwards Lifesciences Group * (b)                     $ 9,660,000
442,400   Quidel Corp. *                                         7,511,952
539,800   Thoratec Corp. *                                      11,157,666
                                                               $28,329,618
          Health Care Facilities - 1.5 %
319,300   Amsurg Corp. *                                       $ 7,532,287
197,200   LCA-Vision, Inc. (b)                                   6,773,820
                                                               $14,306,107
          Health Care Services - 2.5 %
239,500   Amedisys, Inc. *                                     $ 9,048,310
126,900   Chemed Corp.                                           7,872,876
301,800   LHC Group, Inc. * (b)                                  6,045,054
                                                               $22,966,240
          Health Care Supplies - 0.5 %
84,200    PolyMedica Corp. *                                   $ 4,359,034
          Total Health Care Equipment & Services               $69,960,999
          Pharmaceuticals & Biotechnology - 3.3 %
          Biotechnology - 1.5 %
374,100   Array Biopharma, Inc. * (b)                          $ 4,246,035
107,875   Cubist Pharmaceuticals, Inc. * (b)                     2,468,180
173,400   Vertex Pharmaceuticals, Inc. *                         6,755,664
                                                               $13,469,879
          Life Sciences Tools & Services - 0.6 %
105,900   Advanced Magnetics, Inc. *                           $ 5,787,435
          Pharmaceuticals - 1.2 %
501,000   Salix Pharmaceuticals, Ltd. *                        $ 5,771,520
179,100   Watson Pharmaceuticals, Inc. *                         5,340,762
                                                               $11,112,282
          Total Pharmaceuticals & Biotechnology                $30,369,596
          Banks - 6.0 %
          Regional Banks - 6.0 %
139,500   Bank of Hawaii Corp.                                 $ 7,171,695
81,600    BOK Financial Corp.                                    4,155,888
518,650   Cardinal Financial Corp.                               4,833,818
130,000   City National Corp.                                    9,280,700
614,000   CVB Financial Corp. (b)                                7,312,740
260,800   Prosperity Bancshares, Inc. *                          8,807,216
762,575   Sterling Bancshares, Inc.                              8,716,232
207,100   Texas Capital Bancshares, Inc. *                       4,518,922
                                                               $54,797,211
          Total Banks                                          $54,797,211
          Diversified Financials - 2.3 %
          Asset Management & Custody Banks - 0.9 %
227,800   Federated Investors, Inc.                            $ 7,998,058
          Consumer Finance - 0.6 %
241,600   Advanta Corp.                                        $ 5,597,872
          Investment Banking & Brokerage - 0.8 %
180,500   Lazard, Ltd. (b)                                     $ 7,236,245
          Total Diversified Financials                         $20,832,175
          Insurance - 2.4 %
          Life & Health Insurance - 0.5 %
438,450   American Equity Investment Life Holding (b)          $ 4,476,575
          Multi-Line Insurance - 0.5 %
151,800   American Financial Group, Inc.                       $ 4,280,760
          Property & Casualty Insurance - 0.7 %
125,000   Navigators Group, Inc. *                             $ 6,775,000
          Reinsurance - 0.7 %
119,275   IPC Holdings, Ltd.                                   $ 3,031,971
132,100   Max Capital Group, Ltd.                                3,627,466
                                                               $ 6,659,437
          Total Insurance                                      $22,191,772
          Real Estate - 2.8 %
          Industrial Real Estate Investment Trusts - 0.4 %
93,200    First Industrial Realty Trust, Inc. (b)              $ 3,800,696
          Office Real Estate Investment Trust - 0.8 %
161,161   BioMed Property Trust, Inc.                          $ 3,929,105
102,300   Highwoods Properties, Inc.                             3,651,087
                                                               $ 7,580,192
          Residential Real Estate Investment Trust - 0.4 %
68,400    Home Properties, Inc. (b)                            $ 3,476,088
          Retail Real Estate Investment Trust - 0.5 %
153,900   Realty Income Corp. (b)                              $ 4,155,300
          Specialized Real Estate Investment Trust - 0.7 %
105,200   Healthcare Realty Trust, Inc.                        $ 2,626,844
132,000   Nationwide Health Properties, Inc.                     3,663,000
                                                               $ 6,289,844
          Total Real Estate                                    $25,302,120
          Software & Services - 8.1 %
          Application Software - 1.6 %
189,850   SPSS, Inc. *                                         $ 7,736,388
239,700   Synopsys, Inc. *                                       6,548,604
                                                               $14,284,992
          Internet Software & Services - 2.2 %
464,600   Chordiant Software, Inc. *                           $ 6,941,124
202,700   J2 Global Communications, Inc. *                       6,891,800
719,100   Sonicwall, Inc. *                                      6,169,878
                                                               $20,002,802
          Systems Software - 4.3 %
231,800   BMC Software, Inc. *                                 $ 7,097,716
250,600   Macrovision Corp. *                                    5,946,738
200,900   McAfee, Inc. *                                         7,182,175
742,000   Novell, Inc. * (b)                                     5,520,480
247,400   Progress Software Corp. *                              7,550,648
271,175   Sybase, Inc. *                                         6,250,584
                                                               $39,548,341
          Total Software & Services                            $73,836,135
          Technology Hardware & Equipment - 9.4 %
          Communications Equipment - 4.6 %
461,300   Arris Group, Inc. *                                  $ 7,002,534
82,300    Blue Coat Systems, Inc. * (b)                          6,864,643
581,500   C-COR, Inc. *                                          6,693,065
163,000   Comtech Telecommunications Corp. *                     6,937,280
288,700   Dycom Industries, Inc. *                               8,525,311
236,535   NETGEAR, Inc. *                                        6,637,172
                                                               $42,660,005
          Computer Storage & Peripherals - 1.5 %
263,175   Electronics for Imaging, Inc. *                      $ 6,863,604
336,000   Emulex Corp. *                                         6,565,440
                                                               $13,429,044
          Electronic Equipment & Instruments - 1.1 %
169,700   Checkpoint Systems, Inc. *                           $ 4,726,145
322,300   L-1 Identity Solutions, Inc. * (b)                     5,301,835
                                                               $10,027,980
          Technology Distributors - 2.2 %
82,400    Anixter International, Inc. *                        $ 6,325,848
158,700   Arrow Electronics, Inc. *                              6,659,052
179,500   Avnet, Inc. *                                          7,056,145
                                                               $20,041,045
          Total Technology Hardware & Equipment                $86,158,074
          Semiconductors - 0.9 %
          Semiconductor Equipment - 0.4 %
257,125   Brooks Automation, Inc. *                            $ 3,638,319
          Semiconductors - 0.5 %
897,500   Lattice Semiconductor Corp. *                        $ 4,478,525
          Total Semiconductors                                 $ 8,116,844
          Telecommunication Services - 1.6 %
          Alternative Carriers - 0.4 %
158,700   Time Warner Telecom, Inc. *                          $ 3,483,465
          Integrated Telecom Services - 1.2 %
321,300   Alaska Communications Systems Group, Inc.            $ 4,388,958
236,300   NTELOS Holdings Corp. *                                6,328,114
                                                               $10,717,072
          Total Telecommunication Services                     $14,200,537
          Utilities - 3.0 %
          Electric Utilities - 1.1 %
327,000   Sierra Pacific Resources                             $ 5,009,640
197,400   Western Resources, Inc.                                4,794,846
                                                               $ 9,804,486
          Gas Utilities - 1.9 %
150,275   AGL Resources, Inc.                                  $ 5,967,420
195,400   Atmos Energy Corp.                                     5,492,694
184,300   Washington Gas Light Co.                               6,061,627
                                                               $17,521,741
          Total Utilities                                      $27,326,227
          TOTAL COMMON STOCKS
          (Cost  $818,960,442)                                 $856,598,948
          Exclude - 3.4 %
          EXCHANGE TRADED FUNDS - 3.4 %
132,000   DJ Wilshire Real Estate Investment Trust Exchange Tra$10,517,760
139,061   iShare Dow Jones U.S. Real Estate Index Fund (b)      10,276,608
114,900   iShares Cohen & Steers Realty Majors Index Fund (b)   10,236,441
          TOTAL EXCHANGE TRADED FUNDS                          $31,030,809
          (Cost  $36,698,067)                                  $31,030,809
          TEMPORARY CASH INVESTMENTS - 17.0 %
          Repurchase Agreement - 2.9 %
26,100,000UBS Warburg, Inc., 5.05% dated 8/31/07, repurchase price of $26,100,000 plus accrued interest on 9/4/07 collateralized
          by $26,261,000 U.S. Treasury Note, 4.75%, 12/31/08   $26,100,000

          Security Lending Collateral - 14.1%
129,402,645  Securities Lending Investment Fund, 5.33%         $129,402,645
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $155,502,645)                                 $155,502,645
          TOTAL INVESTMENT IN SECURITIES - 113.9%
          (Cost  $896,846,604) (a)                             $1,043,132,402
          OTHER ASSETS AND LIABILITIES - (13.9)%               $(127,018,147)
          TOTAL NET ASSETS - 100.0%                            $916,114,255

*         Non-income producing security.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $897,538,663 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $ 36,391,772
          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (20,200,678)
          Net unrealized gain                                  $16,191,094

(b)       At August 31, 2007, the following securities were out on loan:

Shares                          Security                          Value
133,650   Acuity Brands, Inc.                                  $7,021,971
140,000   American Equity Investment Life Holding               1,429,400
208,200   Array Biopharma, Inc. *                               2,363,070
432,333   Bebe Stores, Inc.                                     6,031,045
38,600    Blue Coat Systems, Inc. *                             3,219,626
2,700     Cardiome Pharma Corp. *                                  23,949
3,800     Carter's, Inc. *                                         75,012
111,177   Chattem, Inc. *                                       6,860,733
69,200    Columbia Sportswear Co.                               4,146,464
106,596   Cubist Pharmaceuticals, Inc. *                        2,438,916
507,600   CVB Financial Corp.                                   6,045,516
11,000    DJ Wilshire Real Estate Investment Trust Exchange Trad  865,700
173,000   Edwards Lifesciences Group *                          8,355,900
49,421    First Industrial Realty Trust, Inc.                   2,015,388
51,457    Forest Oil Corp. *                                    1,988,813
75,696    Genco Shipping & Trading, Ltd.                        4,246,546
28,418    Home Properties, Inc.                                 1,444,203
113,751   iShares Cohen & Steers Realty Majors Index Fund       10,162,514
137,670   iShare Dow Jones U.S. Real Estate Index Fund          10,201,347
94,089    Jarden Corp. *                                        3,085,178
200,163   L-1 Identity Solutions, Inc. *                        3,292,681
25,000    Lazard, Ltd.                                          1,002,250
195,228   LCA-Vision, Inc.                                      6,706,081
140,218   LHC Group, Inc. *                                     2,808,567
636,471   Novell, Inc. *                                        4,735,344
227,997   Radioshack Corp. *                                    5,419,489
126,467   Realty Income Corp.                                   3,414,609
101,871   Texas Industries, Inc.                                7,509,929
          Total                                             $116,910,241


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.